Other Liabilities - Scheduled Maturities (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Other Liabilities [Line items]
Next 12 months	$ 438
One to five years	1,567
More than five years	1,343
Total obligation-end of period-undiscounted	3,348
Present value discount adjustment	(934)
Total obligation-end of period-discounted	2,414
Loan Liabilities
Other Liabilities [Line items]
Next 12 months	45
One to five years	38
More than five years	0
Total obligation-end of period-undiscounted	83
Present value discount adjustment	(2)
Total obligation-end of period-discounted	81
Lease Liabilities
Other Liabilities [Line items]
Next 12 months	393
One to five years	1,529
More than five years	1,343
Total obligation-end of period-undiscounted	3,265
Present value discount adjustment	(932)
Total obligation-end of period-discounted	$ 2,333